Subsequent Events	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	19. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued.